UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22767
                                                    -----------

                      First Trust Exchange-Traded Fund VII
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period:   June 30, 2016
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VII
--------------------------------------------------------------------------------

First Trust Global Tactical Commodity Strategy Fund (FTGC)

----------------------------
Semi-Annual Report
For the Six Months Ended
June 30, 2016
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    4
Understanding Your Fund Expenses...........................................    5
Consolidated Portfolio of Investments......................................    6
Consolidated Statement of Assets and Liabilities...........................    8
Consolidated Statement of Operations.......................................    9
Consolidated Statements of Changes in Net Assets...........................   10
Consolidated Financial Highlights..........................................   11
Notes to Consolidated Financial Statements.................................   12
Additional Information.....................................................   17

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Global Tactical Commodity Strategy Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust Global Tactical Commodity Strategy Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2016. Additionally, First Trust has compiled the Fund's financial statements for your review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of June 30, 2016, the S&P 500(R) Index was up 15.73%.

First Trust believes that having a long-term investment horizon and investing in quality products can help you reach your goals, regardless of how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investment opportunities each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)

First Trust Global Tactical Commodity Strategy Fund's (the "Fund") investment objective is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve attractive risk-adjusted return by investing in commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, references to the Fund's investments include the Fund's indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Subsidiary seeks to make investments generally in Commodities Instruments while managing volatility. Investment weightings of the underlying Commodities Instruments held by the Subsidiary are rebalanced in an attempt to stabilize risk levels. The dynamic weighting process is designed to result in a disciplined, systematic investment process, which is keyed off of the Advisor's volatility forecasting process. The Subsidiary may have both long and short positions in Commodities Instruments. However, for a given Commodity Instrument the Subsidiary will provide a net long exposure.

The remainder of the Fund's assets will primarily be invested in: (1) short-term investment grade fixed income securities that include U.S. government and agency securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements; (2) money market instruments; (3) ETFs and other investment companies registered under the Investment Company Act of 1940, as amended; and
(4) cash and other cash equivalents. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodities Instruments exposure on a day-to-day basis.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                           TOTAL RETURNS           TOTAL RETURNS
                                      6 Months Ended    1 Year Ended    Inception (10/22/13)    Inception (10/22/13)
                                         6/30/16          6/30/16            to 6/30/16              to 6/30/16
FUND PERFORMANCE
NAV                                        6.20%          -12.88%             -11.52%                 -28.04%
Market Price                               6.55%          -12.68%             -11.45%                 -27.88%

INDEX PERFORMANCE
Bloomberg Commodity Index                 13.25%          -13.32%             -12.65%                 -30.48%
S&P GSCI(R) Total Return Index             9.86%          -26.08%             -23.23%                 -50.86%
S&P 500(R) Index                           3.84%            3.99%               9.18%                  26.62%
--------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC) (CONTINUED)

----------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     OCTOBER 22, 2013 - JUNE 30, 2016

              First Trust Global
              Tactical Commodity            Bloomberg              S&P GSCI(R)
             Strategy Fund (FTGC)        Commodity Index        Total Return Index        S&P 500(R) Index

10/22/13           $10,000                   $10,000                 $10,000                  $10,000
12/31/13             9,930                     9,817                   9,952                   10,580
6/30/14             11,237                    10,512                  10,520                   11,335
12/31/14             8,749                     8,147                   6,661                   12,089
6/30/15              8,259                     8,020                   6,647                   12,177
12/31/15             6,775                     6,138                   4,472                   12,195
6/30/16              7,195                     6,952                   4,913                   12,662
----------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 23, 2013 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/23/13 - 12/31/13         36               0               0              0
1/1/14 - 12/31/14          188               5               1              0
1/1/15 - 12/31/15          122               4               1              0
1/1/16 - 6/30/16            85               1               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/23/13 - 12/31/13          9               3               0              0
1/1/14 - 12/31/14           57               1               0              0
1/1/15 - 12/31/15          124               1               0              0
1/1/16 - 6/30/16            39               0               0              0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust"), Wheaton, Illinois, is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Global Tactical Commodity Strategy Fund (the "Fund" or "FTGC"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor for four mutual fund portfolios, nine exchange-traded funds consisting of 103 series, 16 closed-end funds, a variable insurance trust consisting of three series and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), Wheaton, Illinois.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2016 (UNAUDITED)

As a shareholder of First Trust Global Tactical Commodity Strategy Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2016      JUNE 30, 2016         PERIOD           PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST GLOBAL TACTICAL COMMODITY
    STRATEGY FUND (FTGC)
Actual                                               $1,000.00           $1,062.00            0.95%              $4.87
Hypothetical (5% return before expenses)             $1,000.00           $1,020.14            0.95%              $4.77


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2016 through June 30, 2016), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

Besides the following listed futures contracts of the Fund's wholly-owned subsidiary, there were no investments held by the Fund at June 30, 2016.

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2016 (see Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                            UNREALIZED
                                             NUMBER          NOTIONAL       EXPIRATION     APPRECIATION/
                                          OF CONTRACTS        VALUE            DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
--------------------------------------------------------------------------------------------------------
Brent Crude Futures                             73        $    3,663,100      Aug-16      $       (1,420)
Cattle Feeder Futures                          448            32,630,125      Aug-16            (306,925)
Cocoa Futures                                  862            26,484,981      Sep-16            (943,921)
Coffee "C" Futures                             299            15,451,163      Sep-16             879,844
Copper Futures                                 195            10,406,663      Sep-16             296,400
Cotton No.2 Futures                            354            11,386,784      Dec-16             (28,694)
Gasoline RBOB Futures                          253            17,291,753      Jul-16          (1,338,939)
Gasoline RBOB Futures                           94             5,983,102      Aug-16             (31,886)
Gold 100 Oz. Futures                           243            30,066,629      Aug-16           2,023,951
KC HRW Wheat Futures                         1,053            24,060,488      Sep-16          (1,815,863)
Lean Hogs Futures                              506            17,543,972      Jul-16            (775,132)
Lean Hogs Futures                              256             8,200,800      Aug-16             326,560
Live Cattle Futures                             53             2,406,642      Oct-16              23,938
LME Nickel Futures                             489            27,134,112      Aug-16             521,772
LME Zinc Futures                                56             2,724,094      Aug-16             222,206
Low Sulphur Gasoil "G" Futures                 455            18,936,024      Jul-16           1,197,726
NY Harbor ULSD Futures                         298            18,973,857      Jul-16            (341,288)
Silver Futures                                 338            29,347,725      Sep-16           2,125,145
Soybean Meal Futures                           576            22,643,180      Aug-16             730,900
Sugar #11 (World) Futures                    1,143            22,967,171      Sep-16           3,058,482
                                                          --------------                  --------------
                                                          $  348,302,365                  $    5,822,856
                                                          ==============                  ==============


Page 6           See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2016         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $ 11,406,924    $ 11,406,924    $         --    $         --
                                                       ============    ============    ============    ============


                                                 LIABILITIES TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2016         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $ (5,584,068)   $ (5,584,068)   $         --    $         --
                                                       ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                 See Notes to Consolidated Financial Statements           Page 7

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (UNAUDITED)

ASSETS:
Cash...................................................................       $  336,133,552
Cash segregated as collateral for open futures contracts...............           18,036,046
Variation margin receivable............................................           11,406,924
                                                                              --------------
   Total Assets........................................................          365,576,522
                                                                              --------------
LIABILITIES:
Due to broker..........................................................              305,909
Payables:
   Variation margin....................................................            5,584,068
   Investment advisory fees............................................              268,920
                                                                              --------------
   Total Liabilities...................................................            6,158,897
                                                                              --------------
NET ASSETS.............................................................       $  359,417,625
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  350,553,185
Par value..............................................................              166,533
Accumulated net investment income (loss)...............................           (2,842,150)
Accumulated net realized gain (loss) on investments and futures........            5,717,201
Net unrealized appreciation (depreciation) on investments and futures..            5,822,856
                                                                              --------------
NET ASSETS.............................................................       $  359,417,625
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        21.58
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           16,653,334
                                                                              ==============


Page 8           See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $      158,946
                                                                              --------------
   Total investment income.............................................              158,946
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................            1,107,038
Interest expense on margin account.....................................                  195
                                                                              --------------
   Total expenses......................................................            1,107,233
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................             (948,287)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on futures.................................            5,717,201
   Net change in unrealized appreciation (depreciation) on futures.....           10,570,616
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           16,287,817
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $   15,339,530
                                                                              ==============


                 See Notes to Consolidated Financial Statements           Page 9

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                                SIX MONTHS
                                                                                  ENDED            FOR THE YEAR
                                                                                6/30/2016             ENDED
                                                                               (UNAUDITED)          12/31/2015
                                                                              --------------      --------------
OPERATIONS:
   Net investment income (loss).............................................  $     (948,287)     $   (2,003,015)
   Net realized gain (loss).................................................       5,717,201         (65,790,227)
   Net change in unrealized appreciation (depreciation).....................      10,570,616          11,740,360
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting from operations..........      15,339,530         (56,052,882)
                                                                              --------------      --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................................     225,862,047         230,135,412
   Cost of shares redeemed..................................................     (65,784,356)       (165,991,671)
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting from
      shareholder transactions..............................................     160,077,691          64,143,741
                                                                              --------------      --------------
   Total increase (decrease) in net assets..................................     175,417,221           8,090,859
NET ASSETS:
   Beginning of period......................................................     184,000,404         175,909,545
                                                                              --------------      --------------
   End of period............................................................  $  359,417,625      $  184,000,404
                                                                              ==============      ==============
   Accumulated net investment income (loss) at end of period................  $   (2,842,150)     $   (1,893,863)
                                                                              ==============      ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................................       9,053,334           6,703,334
   Shares sold..............................................................      10,900,000           9,500,000
   Shares redeemed..........................................................      (3,300,000)         (7,150,000)
                                                                              --------------      --------------
   Shares outstanding, end of period........................................      16,653,334           9,053,334
                                                                              ==============      ==============


Page 10          See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS                                    FOR THE PERIOD
                                                                     ENDED          YEAR ENDED DECEMBER 31,      10/22/2013 (a)
                                                                   6/30/2016     ------------------------------     THROUGH
                                                                  (UNAUDITED)         2015            2014         12/31/2013
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................    $    20.32      $    26.24      $    29.78      $    29.99
                                                                   ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.08) (b)      (0.34)          (0.38)          (0.05)
Net realized and unrealized gain (loss)........................          1.34           (5.58)          (3.16)          (0.16)
                                                                   ----------      ----------      ----------      ----------
Total from investment operations...............................          1.26           (5.92)          (3.54)          (0.21)
                                                                   ----------      ----------      ----------      ----------
Net asset value, end of period.................................    $    21.58      $    20.32      $    26.24      $    29.78
                                                                   ==========      ==========      ==========      ==========
TOTAL RETURN (c)...............................................          6.20%         (22.56)%        (11.89)%         (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $  359,418      $  184,000      $  175,910      $    3,077
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.95% (d)       0.95%           0.95%           0.95% (d)
Ratio of net investment income (loss) to average net assets....         (0.81)% (d)     (0.92)%         (0.92)%         (0.92)% (d)
Portfolio turnover rate (e)....................................            0%               0%              0%              0%


(a) Inception date is consistent with the commencement of investment operations. First Trust Portfolios L.P. seeded the Fund on September 9, 2013 in order to provide initial capital required by SEC rules.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                 See Notes to Consolidated Financial Statements          Page 11

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Global Tactical Commodity Strategy Fund (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FTGC on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on October 22, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash, and in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2016, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as "Variation margin" payable or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

D. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the period ended December 31, 2015 was as follows:


         Distributions        Distributions        Distributions
           paid from            paid from            paid from
           Ordinary              Capital             Return of
            Income                Gains               Capital
        ---------------      ---------------      ---------------
            $    --              $    --              $    --

As of December 31, 2015, the components of distributable earnings on a tax basis for the Fund were as follows:


         Undistributed         Accumulated        Net Unrealized
           Ordinary            Capital and         Appreciation
            Income             Other Gains        (Depreciation)
        ---------------      ---------------      ---------------
            $    --           $ (3,985,935)         $  (761,825)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2015, the Fund had no capital loss carryforwards outstanding for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014 and 2015 remain open to federal and state audit. As June 30, 2016, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (see Note 3).

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, derivatives and in-kind transactions, were $0 and $0, respectively.

For the six months ended June 30, 2016, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at June 30, 2016, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                              LIABILITY DERIVATIVES
                                      --------------------------------------------    ---------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVES                              STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   ------------
Futures           Commodity Risk      Variation Margin Receivable      $11,406,924    Variation Margin Payable         $  5,584,068

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2016, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on futures                              $  5,717,201
Net change in unrealized appreciation (depreciation) on futures    10,570,616

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

During the six months ended June 30, 2016, the notional values of futures contracts opened and closed were $1,020,000,483 and $857,359,257, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider the Fund's investment objective, risks, charges and expenses carefully before investing. You can download the Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of First Trust Exchange-Traded Fund VII.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTION RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Commodities Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodities Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity, derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.


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           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FOREIGN COMMODITY MARKETS RISK. The Fund, through the Subsidiary, engages in trading on commodity markets outside the United States on behalf of the Fund. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund determines its net assets in United States dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The Fund regularly purchases and subsequently sells, i.e., "rolls," individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the Fund rolls them into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

LIQUIDITY RISK. The Fund invests in Commodities Instruments, which may be less liquid than other types of investments. The illiquidity of Commodities Instruments could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.


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           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. INVESTMENT RISK. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities by the Subsidiary to rebalance the Fund's exposure to various market sectors. The Subsidiary's higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may engage in "short sale" transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodities Instruments (other than derivatives described in Revenue Rulings 2006 1 and 2006
31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which is still ongoing. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.


                                                                         Page 19


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ADDITIONAL INFORMATION (CONTINUED)
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           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of the failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Commodities Instrument may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Fund

                               ADVISORY AGREEMENT

     BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT
                              MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund VII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Fund Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the First Trust Global Tactical Commodity Strategy Fund (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2017 at a meeting held on June 13, 2016. Because the Fund invests in commodity futures contracts and exchange-traded commodity linked instruments through a wholly-owned subsidiary of the Fund, the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the "Subsidiary Agreement" and together with the Fund Agreement, the "Agreements") with First Trust for the wholly-owned subsidiary (the "Subsidiary"), also for a one-year period. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2016 and June 13, 2016, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds, which were either exchange-traded notes or exchange-traded funds ("ETFs") compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of the Fund as compared to expense ratios of the funds in the MPI Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2016, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 13, 2016 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and between the Advisor and the Subsidiary continue to be reasonable business arrangements from the Fund's perspective as well as from the perspective of the Fund's shareholders. The Board determined that, given the


Page 20


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary, and reviewed all of the services provided by the Advisor to the Trust, the Fund and the Subsidiary. The Board noted that the Fund is an actively-managed ETF and considered the background and experience of the persons responsible for the day-to-day management of the Fund and the Subsidiary, including for the management of the Fund's and the Subsidiary's investments. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective and policies. In addition, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 22, 2016 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with the Fund's investment objective and policies.

The Board considered the unitary fee rate payable by the Fund under the Fund Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that First Trust receives no compensation under the Subsidiary Agreement and pays the expenses of the Subsidiary. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as advisory fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund's MPI Peer Group included peer funds that pay a unitary fee and because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the MPI Peer Group. With respect to the MPI Peer Group, the Board discussed with representatives of the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2015 to the performance of the MPI Peer Group and to broad-based benchmarks. Based on the information provided, the Board noted that the Fund outperformed the MPI Peer Group average and its primary benchmark for the one-year period ended December 31, 2015.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2015 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis, and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the


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--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2016 (UNAUDITED)

Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio. The Board also considered the Advisor's compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.


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


FIRST TRUST

First Trust Exchange-Traded Fund VII

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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FIRST TRUST

First Trust Exchange-Traded Fund VII
--------------------------------------------------------------------------------

First Trust Alternative Absolute Return Strategy ETF (FAAR)

----------------------------
Semi-Annual Report
For the Period May 18, 2016
(Commencement of Operations)
June 30, 2016
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    4
Understanding Your Fund Expenses...........................................    5
Consolidated Portfolio of Investments......................................    6
Consolidated Statement of Assets and Liabilities...........................    8
Consolidated Statement of Operations.......................................    9
Consolidated Statement of Changes in Net Assets............................   10
Consolidated Financial Highlights..........................................   11
Notes to Consolidated Financial Statements.................................   12
Additional Information.....................................................   17

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Alternative Absolute Return Strategy ETF (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust Alternative Absolute Return Strategy ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the time period since the Fund's inception (May 18, 2016) to June 30, 2016. Additionally, First Trust has compiled the Fund's financial statements for your review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of June 30, 2016, the S&P 500(R) Index was up 15.73%.

First Trust believes that having a long-term investment horizon and investing in quality products can help you reach your goals, regardless of how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investment opportunities each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)

The First Trust Alternative Absolute Return Strategy ETF (the "Fund") seeks to provide investors with long-term total return. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAAR." The Fund is an actively managed exchange-traded fund that seeks to achieve long-term total return through long and short investments in exchange-traded commodity futures contracts ("Commodity Futures") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund will not invest directly in Commodity Futures. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor.

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Futures. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodity Futures. The Fund will invest up to 25% of its total assets in the Subsidiary.

The Subsidiary's holdings will primarily consist of Commodity Futures, which are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price at a settlement date in the future. The Fund, through the Subsidiary, engages in trading on commodity markets both inside and outside of the United States on behalf of the Fund. The Fund, through the Subsidiary, may invest in a range of Commodity Futures and markets as determined by the Fund's investment advisor from time to time. The remainder of the Fund's assets will primarily be invested in: (1) U.S. government and agency securities with maturities of five years or less; (2) short-term repurchase agreements; (3) money market instruments; and (4) cash. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodity Futures exposure on a day-to-day basis.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                                     CUMULATIVE
                                                                                                   TOTAL RETURNS
                                                                                                Inception (5/18/16)
                                                                                                     to 6/30/16
FUND PERFORMANCE
NAV                                                                                                    -0.70%
Market Price                                                                                           -1.67%

INDEX PERFORMANCE
3 Month U.S. Treasury Bills + 3%                                                                        0.41%
Bloomberg Commodity Index                                                                               4.07%
S&P 500(R) Index                                                                                        2.74%
--------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR) (CONTINUED)

--------------------------------------------------------------------------------------
                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             MAY 18, 2016 - JUNE 30, 2016

          First Trust Alternative                             Bloomberg
              Absolute Return            3 Month U.S.         Commodity     S&P 500(R)
            Strategy ETF (FAAR)       Treasury Bills + 3%       Index         Index
5/18/16           $10,000                    $10,000           $10,000       $10,000
6/30/16             9,930                     10,041            10,407        10,274
--------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 19, 2016 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/19/16 - 6/30/16           18               1               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/19/16 - 6/30/16            5               5               1              0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust"), Wheaton, Illinois, is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Alternative Absolute Return Strategy ETF (the "Fund" or "FAAR"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor for four mutual fund portfolios, nine exchange-traded funds consisting of 103 series, 16 closed-end funds, a variable insurance trust consisting of three series and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), Wheaton, Illinois.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2016 (UNAUDITED)

As a shareholder of First Trust Alternative Absolute Return Strategy ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                    EXPENSE RATIO         EXPENSES PAID
                                                 BEGINNING           ENDING          BASED ON THE       DURING THE PERIOD
                                               ACCOUNT VALUE      ACCOUNT VALUE     NUMBER OF DAYS     MAY 18, 2016 (a) TO
                                              MAY 18, 2016 (a)    JUNE 30, 2016     IN THE PERIOD       JUNE 30, 2016 (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ALTERNATIVE ABSOLUTE RETURN
   STRATEGY ETF (FAAR)
Actual                                           $1,000.00          $  993.00           0.95%                 $1.11
Hypothetical (5% return before expenses)         $1,000.00          $1,020.14           0.95%                 $4.77


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (May 18, 2016 through June 30, 2016), multiplied by 43/366. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

Besides the following listed futures contracts of the Fund's wholly-owned subsidiary, there were no investments held by the Fund at June 30, 2016.

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2016 (see Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                            UNREALIZED
                                             NUMBER          NOTIONAL       EXPIRATION    APPRECIATION/
                                          OF CONTRACTS        VALUE            DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
--------------------------------------------------------------------------------------------------------
Brent Crude Futures                            2          $      101,690      Aug-16      $       (1,370)
Cattle Feeder Futures                          4                 294,200      Aug-16              (5,600)
Cocoa Futures                                  8                 244,659      Sep-16              (7,619)
Corn Futures                                   9                 189,275      Sep-16             (24,800)
Cotton No.2 Futures                            2                  64,550      Dec-16                (380)
Gold 100 oz Futures                            1                 127,270      Aug-16               4,790
Lean Hogs Futures                              2                  68,624      Jul-16              (2,344)
Live Cattle Futures                            3                 139,610      Aug-16              (1,820)
LME Nickel Futures                             1                  51,817      Aug-16               4,739
LME Primary Aluminum Futures                   2                  79,675      Aug-16               2,725
LME Zinc Futures                               1                  49,675      Aug-16               2,938
Low Sulphur Gasoil "G" Futures                 2                  88,400      Jul-16                 100
Silver Futures                                 1                  93,115      Sep-16                  --
Soybean Futures                                3                 168,233      Nov-16               4,754
Soybean Meal Futures                           4                 161,183      Aug-16               1,137
Sugar #11 (World) Futures                     10                 218,333      Sep-16               9,363
                                                          --------------                  --------------
                                                          $    2,140,309                  $      (13,387)
                                                          ==============                  ==============

--------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
--------------------------------------------------------------------------------------------------------
Gasoline RBOB Futures                          2          $     (135,051)     Jul-16      $        8,942
KC HRW Wheat Futures                           5                (117,188)     Sep-16              11,562
Natural Gas Futures                            5                (167,644)     Dec-16              (4,656)
Wheat Futures                                  4                 (96,300)     Sep-16               7,200
WTI Crude Futures                              2                 (95,490)     Sep-16              (3,690)
                                                          --------------                  --------------
                                                          $     (611,673)                 $       19,358
                                                          --------------                  --------------
                                                 TOTAL    $    1,528,636                  $        5,971
                                                          ==============                  ==============


Page 6           See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2016         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $     58,250    $     58,250    $         --    $         --
                                                       ============    ============    ============    ============


                                                 LIABILITIES TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2016         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $    (52,279)   $    (52,279)   $         --    $         --
                                                       ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                 See Notes to Consolidated Financial Statements           Page 7

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (UNAUDITED)

ASSETS:
Cash...................................................................       $    2,706,607
Cash segregated as collateral for open futures contracts...............              288,163
Receivables:
   Variation margin....................................................               58,250
                                                                              --------------
   Total Assets........................................................            3,053,020
                                                                              --------------
LIABILITIES:
Due to broker..........................................................               18,902
Payables:
   Variation margin....................................................               52,279
   Investment advisory fees............................................                2,317
                                                                              --------------
   Total Liabilities...................................................               73,498
                                                                              --------------
NET ASSETS.............................................................       $    2,979,522
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $    2,999,060
Par value..............................................................                1,000
Accumulated net investment income (loss)...............................               (2,888)
Accumulated net realized gain (loss) on investments....................              (23,621)
Net unrealized appreciation (depreciation) on investments..............                5,971
                                                                              --------------
NET ASSETS.............................................................       $    2,979,522
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        29.79
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              100,002
                                                                              ==============


Page 8           See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 18, 2016 (a) THROUGH JUNE 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $          439
                                                                              --------------
   Total investment income.............................................                  439
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................                3,327
                                                                              --------------
   Total expenses......................................................                3,327
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................               (2,888)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on futures.................................              (23,621)
   Net change in unrealized appreciation (depreciation) on futures.....                5,971
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (17,650)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      (20,538)
                                                                              ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on May 9, 2016, in order to provide initial capital required by SEC rules.


                 See Notes to Consolidated Financial Statements           Page 9

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 18, 2016 (a) THROUGH JUNE 30, 2016 (UNAUDITED)

OPERATIONS:
   Net investment income (loss).............................................  $       (2,888)
   Net realized gain (loss).................................................         (23,621)
   Net change in unrealized appreciation (depreciation).....................           5,971
                                                                              --------------
   Net increase (decrease) in net assets resulting from operations..........         (20,538)
                                                                              --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................................       3,000,060
                                                                              --------------
  Net increase (decrease) in net assets resulting from shareholder
     transactions..........................................................        3,000,060
                                                                              --------------
   Total increase (decrease) in net assets..................................       2,979,522
NET ASSETS:
   Beginning of period......................................................              --
                                                                              --------------
   End of period............................................................  $    2,979,522
                                                                              ==============
   Accumulated net investment income (loss) at end of period................  $       (2,888)
                                                                              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................................              --
   Shares sold..............................................................         100,002
                                                                              --------------
   Shares outstanding, end of period........................................         100,002
                                                                              ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on May 9, 2016, in order to provide initial capital required by SEC rules.


Page 10          See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE PERIOD
                                                                 5/18/2016 (a)
                                                                    THROUGH
                                                                   6/30/2016
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period............................   $    30.00
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................        (0.03)
Net realized and unrealized gain (loss).........................        (0.18)
                                                                   ----------
Total from investment operations................................        (0.21)
                                                                   ----------
Net asset value, end of period..................................   $    29.79
                                                                   ==========
TOTAL RETURN (b)................................................        (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $    2,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.95% (c)
Ratio of net investment income (loss) to average net assets.....        (0.82)% (c)
Portfolio turnover rate (d).....................................            0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on May 9, 2016 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                 See Notes to Consolidated Financial Statements          Page 11

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Alternative Absolute Return Strategy ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FAAR on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on May 18, 2016. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash or, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary III (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts ("Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.


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          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2016, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as "Variation margin" payable or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. CASH

The Fund may hold assets consisting of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies.

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          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

D. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

F. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At June 30, 2016, the Fund had no capital loss carryforwards outstanding for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2016, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, derivatives and in-kind transactions, were $0 and $0, respectively.

For the period ended June 30, 2016, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at June 30, 2016, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                              LIABILITY DERIVATIVES
                                      --------------------------------------------    ---------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVES                              STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   ------------
Futures           Commodity Risk      Variation Margin Receivable      $     58,250   Variation Margin Payable         $     52,279

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended June 30, 2016, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on futures                                 $ (23,621)
Net change in unrealized appreciation (depreciation) on futures         5,971

During the period ended June 30, 2016, the notional values of futures contracts opened and closed were $5,458,200 and $2,706,218 respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 12, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider the Fund's investment objective, risks, charges and expenses carefully before investing. You can download the Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of First Trust Exchange-Traded Fund VII.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTION RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Commodity Futures typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

FOREIGN COMMODITY MARKETS RISK. Trading on commodity markets outside the United States is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund determines its net assets in United States dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The frequent trading of futures contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests in futures contracts, which may be less liquid than other types of investments. The illiquidity of futures contracts could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. INVESTMENT RISK. Transactions on non-U.S. exchanges present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO TURNOVER RISK. The Subsidiary's higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may sell Commodity Futures short. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of the underlying commodity, the Fund will realize a loss on the transaction. The Fund bears the risk of unlimited loss on contracts it sells short, as the price at which the Fund would need to cover a short position could theoretically increase without limit.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodity Futures (other than derivatives described in Revenue Rulings 20061 and 200631) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this prospectus. If, at the end of that re-examination, the Internal Revenue Service changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Commodities Futures may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Fund.

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ADDITIONAL INFORMATION (CONTINUED)
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          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund VII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Fund Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of First Trust Alternative Absolute Return Strategy ETF (the "Fund"), a series of the Trust, for an initial two-year term at a meeting held on March 6-7, 2016. Because the Fund will seek to achieve its investment objective by investing in commodity futures contracts through a wholly-owned subsidiary of the Fund, the Board of Trustees, including the Independent Trustees, also approved an Investment Management Agreement (the "Subsidiary Agreement" and together with the Fund Agreement, the "Agreements") with First Trust for the wholly-owned subsidiary (the "Subsidiary"), also for an initial two-year term. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a report from First Trust in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; any fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangements between the Trust and First Trust and between the Subsidiary and First Trust are reasonable business arrangements from the Fund's and the Subsidiary's perspectives as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreements and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Fund is not designed to track the performance of an index, and investment decisions will be the primary responsibility of First Trust. At the meeting, the Trustees received a presentation from two of the proposed portfolio managers for the Fund and were able to ask questions about the proposed investment strategies for the Fund, including the investment in commodities-related derivatives through the Subsidiary. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund and the Subsidiary. The Board also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund and the Subsidiary by First Trust under the Agreements are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust pursuant to the terms of the Fund Agreement a fee equal to an annual rate of 0.95% of its average daily net assets and that First Trust would be responsible for the Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payments under the Fund Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that First Trust would receive no compensation under the Subsidiary Agreement. The Board reviewed information provided by Management Practice Inc. ("MPI"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs. The Board noted that the Fund's expense ratio under its proposed unitary fee was equal to the median net expense ratio of the MPI peer group. The Board also considered information provided by First Trust on the advisory fees and expense ratios of all other actively-managed ETFs in the market. The Board considered the total expense ratios (after fee waivers and/or expense reimbursements, if applicable) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee and First Trust ETFs that are actively managed, noting that First Trust provides advisory services to another actively-managed ETF that seeks to provide investors with commodity exposure by investing in commodity futures contracts and

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2016 (UNAUDITED)

exchange-traded commodity linked instruments through a wholly-owned subsidiary of the fund and that pays a unitary fee at the same rate as the unitary fee proposed for the Fund. In light of the information considered and the nature, extent and quality of services expected to be provided under the Agreements, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Fund Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Fund Agreement to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its and FTP's relationship with the Fund and First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST

First Trust Exchange-Traded Fund VII

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)  (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)  (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VII
            --------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  August 22, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  August 22, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  August 22, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.